Employee Benefits - Other Pre-tax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (benefit)	$ 230	$ 0	$ 428
Reversal of amortization items
Prior service (benefit) cost	(48)	(39)	(21)
Amounts reclassified to net income	0	0	87
Total recognized in other comprehensive loss (income) (pre-tax)	182	(39)	494
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (benefit)	(8)	(544)	(5,142)
Reversal of amortization items
Prior service (benefit) cost	976	949	657
Amounts reclassified to net income	0	0	451
Total recognized in other comprehensive loss (income) (pre-tax)	$ 968	$ 405	$ (4,034)